                        Supplement Dated October 1, 2002
                                       To
                          Prospectus Dated May 1, 2002

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
              Preference Plus Select/SM/ Variable Annuity Contracts
                  Issued by Metropolitan Life Insurance Company

This Supplement updates the following information:

1. The second sentence of the first paragraph under "Purchase Payments" on page 39 is replaced with the following:

         The minimum initial purchase payment for automated purchase payments ("check-o-matic") for the B Class Non-Qualified Deferred Annuity is $500; the minimum initial automated purchase payment for the B Class Traditional IRA, Roth IRA, SEP and Simple IRA Deferred Annuities is $100.

2. The last sentence of the third paragraph under "Purchase Payments" on page 39 is replaced with the following:

         The minimum subsequent purchase payment for all Deferred Annuities is $500, except for automated purchase payments, where the minimum subsequent purchase payment is $100.

3. Add the following as a new fourth paragraph after the current third paragraph on page 39:

         SEP and SIMPLE IRA Deferred Annuities are issued on an individual basis, however, purchase payments are generally forwarded to us on a collective ("group") basis by the employer, either directly or automatically. If purchase payments are made on this type of "group" basis by the employer for SEP and SIMPLE IRA Deferred Annuities, the "group" needs only to satisfy the minimum initial and subsequent purchase payment amounts based upon the number of persons in the "group".

4. The chart that appears at the top of the page 40 is replaced with the following new chart:


------------------------------- --------------------------- ------------------- ------------------- -----------------
   Initial Purchase Payment              B Class               Bonus Class           C Class            L Class
                                         -------               -----------           -------            -------
                                     $5,000 ($2,000;             $10,000             $25,000            $25,000
                                  Traditional IRA, Roth
                                 IRA, SEP and SIMPLE IRA)
---------------------------------------------------------------------------------------------------------------------
 Subsequent Purchase                       $500                    $500                $500               $500
      Payments
---------------------------------------------------------------------------------------------------------------------
Automated Purchase
      Payments
---------------------------------------------------------------------------------------------------------------------
       Initial                     $500 ($100; Traditional       $10,000             $25,000            $25,000
                                  IRA, Roth IRA, SEP and
                                       SIMPLE IRA)
---------------------------------------------------------------------------------------------------------------------
      Subsequent                           $100                    $100                $100               $100
---------------------------------------------------------------------------------------------------------------------

                       THIS SUPPLEMENT SHOULD BE READ AND
                         RETAINED FOR FUTURE REFERENCE.

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